Supplementary Financial Statements Information (Tables)	6 Months Ended
Jun. 30, 2022
Cash and Cash Equivalents [Abstract]
Schedule of Cash and cash equivalents
	June 30,	December 31,
	2022	2021
	U.S. Dollars (in thousands)
US Dollars	32,542	225,283
New Israeli Shekels	21,563	13,566
Other currencies	1,936	3,094

	56,041	241,943

Schedule of Inventories

	June 30,	December 31,
	2022	2021
	U.S. Dollars (in thousands)
Components	41,852	33,212
Work in process	15,457	12,688
Finished products (including systems at customer locations not yet sold)	17,644	18,009

	74,953	63,909

Inventories are presented in:

	June 30,	December 31,
	2022	2021
	U.S. Dollars (in thousands)
Current assets	70,075	58,759
Long-term assets	4,878	5,150

	74,953	63,909

Schedule of Other Current Assets
	June 30,	December 31,
	2022	2021
	U.S. Dollars (in thousands)
Due from Government institutions	2,639	2,623
Interest receivable	1,638	463
Prepaid expenses	2,380	2,025
Other	840	542

	7,497	5,653

Schedule of Property, Plant and Equipment, Net

	June 30,	December 31,
	2022	2021
	U.S. Dollars (in thousands)
Land	863	863
Building	16,444	15,208
Machinery and equipment	17,855	13,911
Office furniture and equipment	943	881
Computer equipment and software	6,377	5,383
Automobiles	396	479
Leasehold improvements	1,718	1,642
Right of use assets	5,626	4,969
	50,222	43,336

Less accumulated depreciation	19,803	17,936

	30,419	25,400

Schedule of Intangible Assets, Net
	June 30,	December 31,
	2022	2021
	U.S. Dollars (in thousands)
Patent registration costs	2,067	2,038

Accumulated amortization and impairment	1,483	1,428

Total intangible assets, net	584	610

Schedule of Other Current Liabilities
	June 30,	December 31,
	2022	2021
	U.S. Dollars (in thousands)
Commissions	19,256	15,967
Advances from customers and deferred revenues	11,757	10,837
Accrued employee compensation and related benefits	9,682	10,923
Accrued warranty costs	3,095	3,265
Government institutions and income tax payable	4,017	11,566
Accrued expenses	2,283	2,561
Operating lease obligations	1,040	1,018

	51,130	56,137